Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
The consolidated financial statements include the accounts of the Corporation and its principal subsidiaries as follows:

	Percentage ownership
	2024	2023
Ballard Motive Solutions	100%	100%
Guangzhou Ballard Power Systems Co., Ltd.	100%	100%
Ballard Power Systems Europe A/S	100%	100%
Ballard Hong Kong Ltd.	100%	100%
Ballard US Inc.	100%	100%
Ballard Services Inc.	100%	100%
Ballard Fuel Cell Systems Inc.	100%	100%
Ballard Power Corporation	100%	100%

Schedule of Detailed Information About Property, Plant and Equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Computer equipment	3 to 10 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years

	December 31, 2024	December 31, 2023
Property, plant and equipment owned	$9,000	$102,206
Right-of-use assets	21,424	14,119
	$30,424	$116,325
Property, plant and equipment owned

Net carrying amounts	December 31, 2024	December 31, 2023
Computer equipment	$545	$1,405
Furniture and fixtures	3,300	1,436
Leasehold improvements	3,600	2,245
Production and test equipment	95,081	97,120
Impairment reserve	(93,526)	—
	$9,000	$102,206

Cost	December 31, 2023	Additions	Disposals	Reclass	Effect of movements in exchange rates	December 31, 2024
Building	$—	$852	$—	$(852)	$—	$—
Computer equipment	7,356	178	—	—	—	7,534
Furniture and fixtures	2,764	10	(376)	3,101	(3)	5,496
Leasehold improvements	10,780	1,227	—	2,335	7	14,349
Production and test equipment	146,097	23,075	—	(5,574)	(10)	163,588
	$166,997	$25,342	$(376)	$(990)	$(6)	$190,967

Accumulated depreciation	December 31, 2023	Depreciation	Disposals	Impairment	Reclass	Effect of movements in exchange rates	December 31, 2024
Building	$—	$—	$—	$852	$(852)		$—
Computer equipment	5,951	455	—	585	—	(2)	6,989
Furniture and fixtures	1,328	474	(200)	458	140	(4)	2,196
Leasehold improvements	8,535	1,171	87	850	109	(3)	10,749
Production and test equipment	48,977	6,714	—	13,199	(387)	4	68,507
Impairment reserve	—	(1,550)	—	95,076	—	—	$93,526
	$64,791	$7,264	$(113)	$111,020	$(990)	$(5)	$181,967

Cost	December 31, 2022	Additions	Disposals	Reclass	Effect of movements in exchange rates	December 31, 2023
Building	$—	$936	$—	$—	$—	$936
Computer equipment	6,741	745	—	(130)	—	7,356
Furniture and fixtures	2,406	328	—	—	30	2,764
Leasehold improvements	9,650	1,103	—	—	27	10,780
Production and test equipment	109,202	38,102	(111)	(1,041)	(55)	146,097
	$127,999	$41,214	$(111)	$(1,171)	$2	$167,933

Accumulated depreciation	December 31, 2022	Depreciation	Disposals	Impairment	Reclass	Effect of movements in exchange rates	December 31, 2023
Building	$—	$—	$—	$936	$—	$—	$936
Computer equipment	5,534	491	—	—	(73)	(1)	5,951
Furniture and fixtures	1,083	245	—	—	(12)	12	1,328
Leasehold improvements	8,100	431	—	—	4	—	8,535
Production and test equipment	42,938	7,132	(23)	31	(1,090)	(11)	48,977
	$57,655	$8,299	$(23)	$967	$(1,171)	$—	$65,727

Schedule of Quantitative Information About Right-of-Use Assets
Leased assets are depreciated over the shorter of the lease term or their useful lives unless it is reasonably certain that the Corporation will obtain ownership by the end of the lease term.

Right-of-use asset - Property	1 to 15 years
Right-of-use asset - Office equipment	4 to 7 years
Right-of-use asset - Vehicles	1 to 5 years
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 18).

Net carrying amounts included in property, plant and equipment	December 31, 2024	December 31, 2023
Property	$21,179	$13,691
Equipment	34	70
Vehicle	211	358
	$21,424	$14,119

Cost	December 31, 2023	Additions	De-recognition	Reclass	Effect of movements in exchange rates	December 31, 2024
Property	$34,447	$13,460	$(14,731)	$102	$14	$33,292
Equipment	176	—	—	—	—	176
Vehicle	637	91	(353)	263	(10)	628
	$35,260	$13,551	$(15,084)	$365	$4	$34,096
9.    Property, plant and equipment (cont'd):
Right-of-use assets (cont'd)

Accumulated depreciation	December 31, 2023	Depreciation	De-recognition	Reclass	Effect of movements in exchange rates	December 31, 2024
Property	$20,757	$3,794	$(12,434)	$1	$(5)	$12,113
Equipment	106	35	—	—	1	142
Vehicle	278	121	(353)	364	7	417
	$21,141	$3,950	$(12,787)	$365	$3	$12,672

Cost	December 31, 2022	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2023
Property	$28,844	$5,676	$(73)	$—	$34,447
Equipment	188	—	(11)	(1)	176
Vehicle	637	150	(135)	(15)	637
	$29,669	$5,826	$(219)	$(16)	$35,260

Accumulated depreciation	December 31, 2022	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2023
Property	$17,357	$3,382	$(3)	$21	$20,757
Equipment	72	41	(7)	—	106
Vehicle	223	109	(58)	4	278
	$17,652	$3,532	$(68)	$25	$21,141

Schedule of Recognition and Measurement of Goodwill and Intangible Assets	Recognition and measurement

Goodwill	Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses. Impairment losses on goodwill are not reversed.
Research and development	Expenditure on research activities is recognized in profit or loss as incurred.
Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.
Intangible assets	Intangible assets, including patents, know-how, in-process research and development, trademarks and service marks, customer contracts and relationships, non-compete agreements, and software systems that are acquired or developed by the Corporation and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

Schedule of Intangible Assets with Indefinite Useful Life	The estimated useful lives for current and comparative periods are as follows:

ERP management reporting software system	5 to 7 years
Internally generated fuel cell intangible assets	3 to 5 years